 To: Securities and Exchange Commission, Washington, D.C.

Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N23C-1 during the last calendar month.

MFS Government Markets Income Trust - MGF

Report of the calendar month ending September 30, 2003:
Date	Identification of Security	Shares Repurchased	Repurchase Price	NAV	Broker
9/5/03	Shares of beneficial interest	23,000	6.6961	7.43	Merrill Lynch
9/8/03	Shares of beneficial interest	21,000	6.6923	7.42	Merrill Lynch
9/9/03	Shares of beneficial interest	21,000	6.71	7.43	Merrill Lynch
9/9/03	Shares of beneficial interest	11,000	6.71	7.43	Merrill Lynch
9/10/03	Shares of beneficial interest	21,000	6.7051	7.46	Merrill Lynch
9/11/03	Shares of beneficial interest	21,000	6.6985	7.41	Merrill Lynch
9/12/03	Shares of beneficial interest	6,700	6.7	7.43	Merrill Lynch
9/15/03	Shares of beneficial interest	11,500	6.73	7.44	Merrill Lynch
9/16/03	Shares of beneficial interest	21,000	6.72	7.43	Merrill Lynch
9/17/03	Shares of beneficial interest	14,800	6.72	7.46	Merrill Lynch
9/18/03	Shares of beneficial interest	21,000	6.73	7.46	Merrill Lynch
9/19/03	Shares of beneficial interest	21,000	6.7198	7.47	Merrill Lynch
9/22/03	Shares of beneficial interest	19,000	6.6998	7.45	Merrill Lynch
9/23/03	Shares of beneficial interest	19,000	6.71	7.46	Merrill Lynch
9/24/03	Shares of beneficial interest	19,000	6.74	7.49	Merrill Lynch
9/25/03	Shares of beneficial interest	19,000	6.74	7.50	Merrill Lynch
9/26/03	Shares of beneficial interest	19,000	6.7702	7.52	Merrill Lynch
9/29/03	Shares of beneficial interest	9,700	6.78	7.51	Merrill Lynch

Total Shares Repurchased: 318,700

Remarks? (none)

Robert Flaherty, Assistant Treasurer
MFS Investment Management